Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
Third Point Reinsurance Ltd. (the “Company”) was incorporated as an exempted company under the laws of Bermuda on October 6, 2011 and, through its wholly-owned subsidiary Third Point Reinsurance Company Ltd. (“Third Point Re”), is a provider of global specialty property and casualty reinsurance products. Third Point Re was incorporated in Bermuda and is registered as a Class 4 insurer under the Insurance Act 1978, as amended, and related regulations (the “Act”). Third Point Re commenced reinsurance operations in January 2012.
On June 15, 2012, Third Point Reinsurance Opportunities Fund Ltd. (the “Catastrophe Fund”), Third Point Reinsurance Investment Management Ltd. (the “Catastrophe Fund Manager”), and Third Point Re Cat Ltd. (the “Catastrophe Reinsurer”) were incorporated in Bermuda. The Company subsequently announced a strategic arrangement with Hiscox Insurance Company (Bermuda) Limited (“Hiscox”) to launch a collateralized catastrophe reinsurance underwriting fund management business. The Catastrophe Fund Manager, a Bermuda exempted company, is the investment manager of the Catastrophe Fund and is 85% owned by Third Point Re and 15% owned by Hiscox. The Catastrophe Fund Manager is responsible for the investment and management of the Catastrophe Fund’s assets. The Catastrophe Fund is an exempted company incorporated in Bermuda and is open to both related party and third party investors. The Catastrophe Fund Manager also acts as manager of the Catastrophe Reinsurer and, in this capacity, is responsible for overseeing the underwriting and investment activities of the Catastrophe Reinsurer. The Catastrophe Reinsurer is a Bermuda exempted company and is licensed as a special purpose insurer under the Act.
On August 2, 2012, the Company established a wholly-owned subsidiary in the United Kingdom, Third Point Re Marketing (UK) Limited (“TPRUK”). On May 20, 2013, TPRUK was licensed as an insurance intermediary by the UK Financial Conduct Authority.
On August 20, 2013, the Company completed an initial public offering (“IPO”) of 24,832,484 common shares at an offering price of $12.50 per share. The net proceeds of the offering were $286.0 million, after deducting offering costs. The Company's common shares are listed on the New York Stock Exchange under the symbol “TPRE”.
These unaudited condensed consolidated financial statements include the results of the Company and its wholly and majority owned subsidiaries (together, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information and with the instructions to Form 10-Q and Article 10 in Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In addition, the year-end balance sheet data was derived from audited financial statements but does not include all disclosures required by U.S. GAAP. This Quarterly Report should be read in conjunction with the audited financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2013, as filed with the U.S. Securities and Exchange Commission on February 28, 2014.
In the opinion of management, these unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the Company's financial position and results of operations as at the end of and for the periods presented. All significant intercompany accounts and transactions have been eliminated.
The results for the nine months ended September 30, 2014 are not necessarily indicative of the results expected for the full calendar year.

Organization
Third Point Reinsurance Ltd. (the “Company”) was incorporated as an exempted company under the laws of Bermuda on October 6, 2011 and, through its wholly-owned subsidiary Third Point Reinsurance Company Ltd. (“Third Point Re”), is a provider of global specialty property and casualty reinsurance products. Third Point Re was incorporated in Bermuda and is registered as a Class 4 insurer under the Insurance Act 1978, as amended, and related regulations (the “Act”). Third Point Re commenced reinsurance operations in January 2012.
On June 15, 2012, Third Point Reinsurance Opportunities Fund Ltd. (the “Catastrophe Fund”), Third Point Reinsurance Investment Management Ltd. (the “Catastrophe Fund Manager”), and Third Point Re Cat Ltd. (the “Catastrophe Reinsurer”) were incorporated in Bermuda. The Company subsequently announced a strategic arrangement with Hiscox Insurance Company (Bermuda) Limited (“Hiscox”) to launch a collateralized catastrophe reinsurance underwriting fund management business. The Catastrophe Fund Manager, a Bermuda exempted company, is the investment manager of the Catastrophe Fund and is 85% owned by Third Point Re and 15% owned by Hiscox. The Catastrophe Fund Manager is responsible for the investment and management of the Catastrophe Fund’s assets. The Catastrophe Fund is an exempted company incorporated in Bermuda and is open to both related party and third party investors. The Catastrophe Fund Manager also acts as manager of the Catastrophe Reinsurer and, in this capacity, is responsible for overseeing the underwriting and investment activities of the Catastrophe Reinsurer. The Catastrophe Reinsurer is a Bermuda exempted company and is licensed as a special purpose insurer under the Act.
On August 2, 2012, the Company established a wholly-owned subsidiary in the United Kingdom, Third Point Re Marketing (UK) Limited. (“TPRUK”). On May 20, 2013, TPRUK was licensed as an insurance intermediary by the UK Financial Conduct Authority.
On August 20, 2013, the Company completed an initial public offering (“IPO”) of 24,832,484 common shares at an offering price of $12.50 per share. The net proceeds of the offering were $286.0 million, after deducting offering costs. The Company's common shares are listed on the New York Stock Exchange under the symbol “TPRE”.
These consolidated financial statements include the results of the Company and its wholly and majority owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). All significant intercompany accounts and transactions have been eliminated.